Average Annual Total Returns - LVIP American Balanced Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years	Balanced Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Balanced Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Balanced Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	16.38%	9.87%	7.96%	15.97%	9.49%	7.58%	7.51%	4.44%	3.84%	13.12%	[1]	9.56%	[1]	8.33%	[1]

[1]	The Balanced Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 40% Bloomberg Barclays U.S. Aggregate Bond Index, 38% S&P 500® Index, and 22% MSCI EAFE® NR Index. The Balanced Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.